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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2006 (UNAUDITED)


PAR                                                                                    YIELD ON
AMOUNT                                                                MATURITY          DATE OF          AMORTIZED
(000)       DESCRIPTION                                                 DATE           PURCHASE            COST

            COMMERCIAL PAPER    58.5%
$   9,000   AIG Funding, Inc.                                         05/04/06          4.496%        $  8,929,120
   20,000   American Express Credit Corp.                             04/10/06          4.490           19,901,333
   13,000   American General Finance Corp.                            04/05/06          4.469           12,944,136
   20,000   American Honda Finance Corp.                              03/06/06          4.425           19,987,778
   20,000   CIT Group, Inc.                                           04/04/06          4.593           19,913,867
   20,000   Citigroup Funding, Inc.                                   04/24/06          4.636           19,862,000
   15,000   DaimlerChrysler Revolving Auto Conduit LLC, Series II     03/13/06          4.529           14,977,450
    5,000   Deutsche Bank Financial LLC                               07/06/06          4.620            4,920,360
   20,000   General Electric Capital Corp.                            07/10/06          4.626           19,671,045
   20,000   LaSalle Bank Corp.                                        03/21/06          4.490           19,950,333
   20,000   Mortgage Interest Networking Trust                        03/02/06          4.504           19,997,500
   17,000   Northern Trust Corp.                                      05/01/06          4.657           16,866,918
   10,000   Prudential Funding LLC                                    03/27/06          4.501            9,967,645
   10,000   Prudential Funding LLC                                    03/28/06          4.524            9,966,325
    8,700   Sanpaolo IMI US Financial Co.                             03/01/06          4.561            8,700,000
    3,536   Siemens Capital Co., LLC                                  03/08/06          4.283            3,533,002
   18,000   Siemens Capital Co., LLC                                  03/29/06          4.537           17,936,860
    6,310   Societe Generale NA, Inc.                                 04/20/06          4.523            6,270,913
   20,000   Toyota Motor Credit Corp.                                 03/16/06          4.505           19,962,667
                                                                                                 ------------------
            TOTAL COMMERCIAL PAPER                                                                     274,259,252
                                                                                                 ------------------

            FLOATING RATE NOTES    24.3%
   20,000   Bank of Nova Scotia                                       09/29/06          3.648           19,997,488
   20,000   Barclays Bank PLC                                         06/21/06          3.520           19,999,198
   10,000   Royal Bank of Scotland PLC                                03/15/06          3.014            9,999,857
   10,000   Royal Bank of Scotland PLC                                07/05/06          3.255            9,998,624
   12,000   Southtrust Bank, NA                                       06/01/06          2.971           12,002,114
   20,000   U.S. Bank, NA Cincinnati                                  09/29/06          3.625           19,997,399
   15,000   Wells Fargo & Co.                                         03/03/06          3.093           15,000,114
    7,000   Wells Fargo & Co.                                         09/15/06          3.800            7,005,149
                                                                                                 ------------------
            TOTAL FLOATING RATE NOTES                                                                  113,999,943
                                                                                                 ------------------

            CERTIFICATES OF DEPOSIT    17.1%
   20,000   First Tennessee Bank, NA                                  03/24/06          4.500           20,000,000
   20,000   Fortis Bank                                               07/20/06          4.625           19,981,706
   20,000   Washington Mutual Bank, FA                                05/10/06          4.700           20,000,000
   20,000   World Savings Bank, FSB                                   04/17/06          4.540           20,000,000
                                                                                                 ------------------
            TOTAL CERTIFICATES OF DEPOSIT                                                               79,981,706
                                                                                                 ------------------

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
            TOTAL INVESTMENTS    99.9% (a)                                                         468,240,901

            OTHER ASSETS IN EXCESS OF LIABILITIES    0.1%                                              351,458
                                                                                             ------------------

            NET ASSETS    100.0%                                                                  $468,592,359
                                                                                             ==================



            Percentages are calculated as a percentage of net assets.

            (a) At February 28, 2006, cost is identical for both book and federal income tax purposes.
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Reserve Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: April 19, 2006